Summarized Balance Sheets - Guarantor Subsidiaries - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets	$ 3,412	$ 1,845
Noncurrent assets	3,872	3,797
Current liabilities	858	825
Noncurrent liabilities	$ 3,420	$ 2,001